Contingencies and Commitments	12 Months Ended
Dec. 31, 2010
Contingencies and Commitments [Abstract]
Contingencies and Commitments
24.	Contingencies and Commitments
a)	Legal contingencies

In December 2008, the Company were named as defendant in two putative securities class actions filed in the Unite States District Court for the Southern District of New York: Ellenburg v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 10475 (filed on December 3, 2008) and Zhang v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 11366 (filed on December 31, 2008). The complaints in the two actions, which are substantially identical, also name as defendants Mr. Huaijin Yang, our former chief executive officer, and Mr. Daniel Lui, our former chief financial officer and chief strategy officer, and allege that the defendants committed securities fraud in violation of Section 10(b) of the United States Securities and Exchange Act. The Court consolidated the two cases in April 2009. In February 2011, the Company reached an agreement in principle to settle these securities class action lawsuits. Under the terms of the proposed settlement, a sum of US$4.5 million (less any award of attorneys’ fees and costs to counsel for the class that may be approved by the Court) will be made available to shareholders who may qualify for a distribution under the settlement. As part of the settlement, the plaintiff agreed to dismiss the action and drop all claims against the Company and the individual defendants. The settlement is subject to the Court granting final approval of the settlement terms, which is set to be heard on June 24, 2011.

b)	Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements from 2006 through 2008 in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 1,025,894, RMB 415,201 and RMB 1,315,832 for the year ended December 31, 2008, 2009 and 2010, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

		Other
	“Take or pay”	Multi-year
	supply	supply
	agreements	agreements*	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2011	824,850	1,810,445	2,635,295
2012	160,653	2,186,495	2,347,148
2013	—	1,210,582	1,210,582
2014	—	285,357	285,357
2015	—	355,785	355,785
Thereafter	—	455,057	455,057

Total	985,503	6,303,721	7,289,224

*	includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the purchase price is based on market prices with price adjustment terms. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 4,260 MT and 2,131 million pieces respectively during 2011 to 2015, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 1,171,621 and RMB 1,220,403 as of December 31, 2009 and 2010, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

c)	Operating lease commitments

As of December 31, 2010, the Group has one operating lease agreement with the Jinglong Group to lease certain assets, including offices, dormitory and land. This non-cancelable operating lease expires in June 2012 and the annual rental fee is RMB 12,000, which approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2011	12,000
2012	6,000
2013	—
2014	—
2015	—
Thereafter	—

Total	18,000

Rent expense under all operating leases was RMB 9,865, RMB 17,203 and RMB 17,786, for the year ended December 31, 2008, 2009 and 2010, respectively.
d)	Capital expenditure

As of December 31, 2010, the Group had contracted for capital expenditure on machinery and equipment of RMB 1,357,495.